COVER LETTER

March 5, 2013

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MML Series Investment Fund II
(1933 Act File No. 333-122804; 1940 Act File No. 811-21714)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MML Series Investment Fund II pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus for the MML Small/Mid Cap Equity Fund (the “Fund”) dated May 1, 2012, as filed under Rule 497(e) on February 12, 2013. The purpose of this filing is to submit the 497(e) filing dated February 12, 2013 in XBRL for the Fund.

Please address any questions or comments to the undersigned at (413) 744-7218.

Very truly yours,

/s/Andrew M. Goldberg

Andrew M. Goldberg

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company

Vice President, Secretary, and Chief Legal Officer, MML Series Investment Fund II